Inventories (Policies)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory	We use the last-in, first-out (LIFO) method for the majority of our inventories located in the continental U.S. Other inventories are valued by the first-in, first-out (FIFO) method. FIFO cost approximates current replacement cost.